SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Customer $ / shares shares	Dec. 31, 2020 USD ($) Customer shares	Dec. 31, 2019 USD ($) Customer shares
Allowance for doubtful debts	$ 991	$ 690
Goodwill impairment	139	0	$ 0
Advertising costs	$ 2,150	$ 735	$ 828
Deemed dividends | shares	10,102
Potentially dilutive securities | shares	2,978,843	3,000,000	5,000,000
FDIC Insured amount	$ 250
Deferred revenues	2,239	$ 2,143
Other liabilities	1,030	263
Revenue recognized	2,049	1,879	$ 2,001
Amortization expense of capitalized internal-use software costs	$ 374	147	$ 0
Conversion price | $ / shares	$ 0.40
Israeli employees [Member]
Total severance liabilities	$ 1,631	1,556
Deposits to cover severance liabilities	$ 1,346	$ 1,391
Sales Revenue, Goods, Net [Member]
Number of customers | Customer	3	2	2
Sales Revenue, Goods, Net [Member] | Customer Concentration Risk [Member]
Concentration risk, threshold percentage	64.00%	70.00%	69.00%
Sales Revenue, Goods, Net [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	39.00%	48.00%	41.00%
Sales Revenue, Goods, Net [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	14.00%	22.00%	28.00%
Sales Revenue, Goods, Net [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage	11.00%
Accounts Receivable [Member]
Number of customers | Customer	3	2	2
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, threshold percentage	39.00%	47.00%	57.00%
Europe Japan And Israel [Member]
Total cash balance not insured by the FDIC	$ 85,930
United States [Member]
Cash and cash equivalents and restricted cash	17,522
Total cash balance not insured by the FDIC	$ 17,063
Minimum [Member]
Ownership interest	20.00%
Maximum [Member]
Ownership interest	50.00%
Letter of Credit [Member]
Restricted cash	$ 3,350	$ 3,991
Cash Restricted For Payments To Local Tax Authorities [Member]
Restricted cash	10,599	$ 5,481
Derivative instruments [Member]
Restricted cash	$ 750